SEC Registration Nos.

2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 47           XX

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT ACT OF 1940

Amendment No. 47                                XX

The Calvert Fund

Calvert Long Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff

4550 Montgomery Avenue

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing                 __ on (date)

pursuant to paragraph (b)                  pursuant to paragraph (b)

XX 60 days after filing                       __ on (date)

pursuant to paragraph (a)                  pursuant to paragraph (a)

of Rule 485.


Prospectus

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long Duration Income Fund

January 31, 2004, as revised __________, 2004

Prospectus

January 31, 2004

revised __________, 2004

About the Funds

Investment Objective, Strategy, Principal Risks, Past Performance

2	Calvert Income Fund
5	Calvert Short Duration Income Fund
#	Calvert Long Duration Income Fund
6	Fees and Expenses
8	Investment Practices and Risks

About Your Investment

13	About Calvert
14	Advisory Fees
14	How to Buy Shares/Getting Started
14	Choosing a Share Class
17	Calculation of CDSC/Waiver
18	Distribution and Service Fees
19	Next Step - Account Application
19	How Shares are Priced
20	When Your Account Will be Credited
20	Other Calvert Features / Policies
(Exchanges, Minimum Account Balance, etc.)
23	Dividends, Capital Gains and Taxes
24	How to Sell Shares
26	Financial Highlights
31	Exhibit A- Reduced Sales Charges (Sales load breakpoints/discount)
--Class A
34	Exhibit B- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and

Exchange Commission (“SEC”) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Calvert Income Fund

Advisor:   Calvert Asset Management Company, Inc.

Objective

Calvert Income Fund seeks to maximize income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade debt securities.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-           The market prices of bonds decline

-           The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-           The individual bonds in the Fund do not perform as well as expected

-           The Advisor's forecast as to interest rates is not correct

-           The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-           The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-           The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund’s active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index and the Lehman U.S. Credit Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds BBB-Rated Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund recently changed its passive (unmanaged) index from the Lehman Aggregate Bond Index to the more closely correlated Lehman U.S. Credit Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.  After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund’s other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q1 ‘01	7.91%
Worst Quarter (of periods shown)	Q1 ‘94	-4.56%

Average Annual Total Returns (for the periods ended December 31, 2003) (with maximum sales charge deducted)

	1 year	5 years	10 years
Income Fund Class A:
Return before taxes	9.37%	8.08%	7.66%
Return after taxes on distributions	6.35%	4.79%	4.34%
Return after taxes on distributions and sale of Fund shares	6.23%	4.83%	4.41%
Income Fund: Class B	8.82%	N/A	N/A
Income Fund: Class C	11.88%	N/A	N/A
Lehman Aggregate Bond Index TR	4.10%	6.62%	6.95%
Lehman U.S. Credit Index	7.70%	7.11%	7.42%
Lipper Corporate Debt Funds BBB-Rated Average	8.23%	6.11%	6.49%

(Indices reflect no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Short Duration Income Fund

Advisor     Calvert Asset Management Company, Inc.

Objective

Calvert Short Duration Income Fund seeks to maximize income, to the extent consistent with prudent investment management and preservation of capital, through investment in short term bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade debt securities. Under normal circumstances, the Fund's average portfolio duration will range from one to three years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Although the Fund seeks to purchase securities with independent credit ratings, there is no limit on the amount of unrated securities that may be purchased.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-           The market prices of bonds decline

-           The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-           The individual bonds in the Fund do not perform as well as expected

-           The Advisor's forecast as to interest rates is not correct

-           The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-           The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-           The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund’s active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows the performance of the Class A shares  for the year. The table compares the Fund's performance over time to that of the Lehman 1-5 Year Credit Index. It also shows the Fund's returns compared to the Lipper Short Investment Grade Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.  After-tax returns are shown only for Class A shares; after-tax returns for the other classes will vary. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund’s other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table.

Year-by-Year Total Return

(Class A return at NAV)

Best Quarter (of periods shown)	Q2 ‘03	3.31%
Worst Quarter (of periods shown)	Q3 ‘03	1.27%

Average Annual Total Returns (for the periods ended December 31, 2003) (with maximum sales charge deducted)

	1 year	Since Inception*
Short Duration Income Fund Class A:
Return before taxes	5.61%	8.79%
Return after taxes on distributions	3.52%	6.44%
Return after taxes on distributions and sale of Fund shares	3.67%	6.09%
Short Duration Income Fund: Class C	6.53%	N/A
Lehman 1-5 Year Credit Index	5.41%	7.20%
Lipper Short Investment Grade Debt Funds Average	2.51%	3.59%

* Since Inception Class A and C (classes with the longest history) (1/31/02)

(Index reflects no deduction for fees, expenses or taxes. Lipper Average reflects no deduction for taxes.)

Calvert Long Duration Income Fund

Advisor     Calvert Asset Management Company, Inc.

Objective

Calvert Long Duration Income Fund seeks to maximize income, to the extent consistent with prudent investment management and preservation of capital, through investment in long term bonds and other income producing securities.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade debt securities. Under normal circumstances, the Fund's average portfolio duration will range between five and ten years, and generally security maturities will be 7 years or greater. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. Although the Fund seeks to purchase securities with independent credit ratings, there is no limit on the amount of unrated securities that may be purchased.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-           The market prices of bonds decline

-           The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-           The individual bonds in the Fund do not perform as well as expected

-           The Advisor's forecast as to interest rates is not correct

-           The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-           The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.

-           The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit risk than investment grade bonds.

The Fund’s active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

(No performance results are shown for the Fund since it was not in operation on December 31, 2003.)

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class B	Class C
Shareholder fees
(paid directly from your account)

Calvert Income Fund
Maximum sales charge (load)
imposed on purchases	3.75%	None	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None[5]	4.00%[6]	1.00%[7]
redemption proceeds, whichever is lower)

Redemption fee[1]	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Calvert Short Duration Income Fund
Maximum sales charge (load)
imposed on purchases	2.75%	N/A	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None[5]	N/A	1.00%[7]
redemption proceeds, whichever is lower)

Redemption fee[1]	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

Calvert Long Duration Income Fund
Maximum sales charge (load)
imposed on purchases	2.75%	N/A	None
(as a percentage of offering price)

Maximum deferred sales charge (load)
(as a percentage of purchase or	None[5]	N/A	1.00%[7]
redemption proceeds, whichever is lower)

Redemption fee[1]	2%	2%	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
30 days of purchase

	Class A	Class B	Class C
Annual fund operating expenses[2]
(deducted from Fund assets)

Calvert Income Fund
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.26%	0.24%	0.19%
Total annual fund operating expenses	1.21%	1.94%	1.89%

Calvert Short Duration Income Fund
Management fees	0.65%	N/A	0.65%
Distribution and service (12b-1) fees	0.25%	N/A	1.00%
Other expenses	0.37%	N/A	0.49%
Total annual fund operating expenses	1.27%	N/A	2.14%
Fee waiver and/or expense reimbursement[3]	-0.19%	N/A	--
Net expenses[4]	1.08%	N/A	--

Calvert Long Duration Income Fund
Management fees	____%	____%	____%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	____%	____%	____%
Total annual fund operating expenses	____%	____%	____%

Explanation of Fees and Expenses Table

1           The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See “How to Sell Shares - Redemption Fee” for situations where the fee may be waived.

2           Annual Fund Operating Expenses are based on expenses for the Fund’s most recent fiscal year.  Management fees include any administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.

3           Calvert has agreed contractually to limit annual net fund operating expenses through January 31, 2005. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an expense offset arrangement with its custodian bank whereby the custodian and transfer agents fees may be paid indirectly by credits on the Fund’s uninvested cash balances.  These credits are used to reduce the Fund’s expenses.

4           The contractual expense cap is 1.08% for Class A. The contractual expense cap is shown as "Net expenses". This is the maximum amount of operating expenses that may be charged to the Fund through January 31, 2005.

5           Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income and Calvert Long Duration Income) contingent deferred sales charge on shares redeemed within 1 year of purchase. (See “How to Buy Shares--Class A”).

6           A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year the shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on  redemptions of Class B shares held for more than four years. See “Calculation of Contingent Deferred Sales Charge.”

7           A contingent deferred sales charge of 1% is imposed on the proceeds of  Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

-           You invest $10,000 in the Fund for the time periods indicated;

-           Your investment has a 5% return each year; and

-           The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A	$494	$745	$1,015	$1,786
Class B (with redemption)	$597	$809	$1,047	$1,901
Class B (no redemption)	$197	$609	$1,047	$1,901
Class C (with redemption)	$292	$594	$1,021	$2,212
Class C (no redemption)	$192	$594	$1,021	$2,212

Calvert Short Duration Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A	$382	$648	$935	$1,751
Class C (with redemption)	$317	$670	$1,149	$2,472
Class C (no redemption)	$217	$670	$1,149	$2,472

Calvert Long Duration Income Fund

	1 Year	3 Years	5 Years	10 Years
Class A	$_____	$_____	$_____	$_____
Class B (with redemption)	$_____	$_____	$_____	$_____
Class B (no redemption)	$_____	$_____	$_____	$_____
Class C (with redemption)	$_____	$_____	$_____	$_____
Class C (no redemption)	$_____	$_____	$_____	$_____

Investment Practices and Risks

The most concise description of each Fund's risk profile is under the earlier summary for each fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, summarized earlier, along with their risks.

For each of the investment practices listed, the following table shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J          Fund currently uses

o          Permitted, but not typically used

            (% of assets allowable, if restricted)

7          Not permitted

xN        Allowed up to x% of Fund’s net assets

xT        Allowed up to x% of Fund’s total assets

NA       Not applicable to this type of fund

	Calvert Income Fund	Calvert Short Duration Income Fund	Calvert Long Duration Income Fund
Investment Practices

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund’s tax liability. Risks: Opportunity, Market, and Transaction.

	J	J	J

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. Risks: Opportunity.

	o	o	o

Hedging Strategies. The use of short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration (duration is a measure of the interest rate-sensitivity of the Fund). Any short sales are “covered” with an equivalent amount of high quality, liquid securities. This technique is intended to lower the Fund’s interest rate risk. Risks: Correlation, Management, and Opportunity.

	J	J	J

Conventional Securities

Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

	30N	30N	30N

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	35N	35N	35N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

	J	J	J

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	15N	15N	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.

	J	J	J

Mortgage-backed securities. Securities are backed by pools of mortgages, including passthrough certificates, and other senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

	J	J	J

Participation interests. Securities representing an interest in another security or in bank loans. Risks: Credit, Interest Rate, and Liquidity.	o	o	o

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage, Correlation, Liquidity, and Opportunity.

	o 5T	o 5T	o 5T

Leveraged Derivative Instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is “covered”). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, and Opportunity.

	o	o	o

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, and Opportunity.

	5N1	5N1	5N1

Structured securities. Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest Rate, Extension, Prepayment, Market, Leverage, Liquidity, and Correlation.

	o	o	o

1Based on initial margin required to establish the position.

The Funds have additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements, and short sales). These policies and restrictions are discussed in the Statement of Additional Information (“SAI”).

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies “float” in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund’s investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security’s value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

The risk that a Fund’s portfolio management practices might not work to achieve their desired result.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

ABOUT CALVERT

Calvert Asset Management Company, Inc., (“Calvert”) (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2003, Calvert had over $9.5 billion in assets under management.

Calvert uses a team approach to its management of the fixed-income portfolios.  Gregory Habeeb heads this team for Calvert’s taxable fixed-income portfolios. Mr. Habeeb has over 20 years of experience as an analyst, trader, and portfolio manager.  Matt Nottingham, CFA, is also a member of the fixed-income management team. Mr. Nottingham has 8 years of experience as an analyst, trader, and portfolio manager.

Advisory Fees

The following table shows the aggregate annual advisory fee paid by the Funds for the most recent fiscal year, as a percentage of that Fund’s average daily net assets. Note, the advisory fee does not include any administrative service fees.

Fund	Advisory Fee
Calvert Income Fund	0.40%*
Calvert Short Duration Income Fund	0.35%
Calvert Long Duration Income Fund	____%

* Note: On assets over $2 billion, the advisory fee rate on Calvert Income Fund drops to 0.375%.

HOW TO BUY SHARES

Getting Started--Before You Open an Account

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then, decide which class of shares is best for you. You should make the decision carefully, based on:

-           the amount you wish to invest;

-           the length of time you plan to keep the investment; and

-           the Class expenses.

Choosing a Share Class

The Calvert Income Fund and the Calvert Long Duration Income Fund offer four different Classes (Class A, B, C and I).  The Calvert Short Duration Income Fund offers three different Classes (Class A, C and I).  This prospectus offers Class A, B and C for the Calvert Income Fund and the Calvert Long Duration Income Fund, and Class A and C for the Calvert Short Duration Income Fund. Class I ($1 million minimum) for each Fund is offered in a separate prospectus. The chart shows the difference in the Classes and the general types of investors who may be interested in each class:

Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 4 years	Class C: Deferred Sales Charge for 1 year

For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.	For investors who plan to hold the shares at least 4 years. The expenses of this class are higher than Class A, because of the 12b-1 fee.	For investors who are investing for at least one year, but less than 4 years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.

Sales charge on each purchase of 3.75% or less for Calvert Income (2.75% or less for Calvert Short Duration Income), depending on the amount you invest.	No sales charge on each purchase, but if you sell your shares within 4 years, you will pay a deferred sales charge of 4% or less on shares you sell.	No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.

Class A shares have an annual 12b-1 fee of up to 0.50%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.

Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 6 years, reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid will be subject to a 0.80% deferred sales charge for 1 year for Calvert Income (0.50% for Calvert Short Duration Income).

	If you are investing more than $250,000, you should consider investing in Class A or C.	If you are investing more than $1,000,000, you should invest in Class A.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase.

This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,0006 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced to 3.00%.

Your investment in	Sales Charge %	% of Amt.
	of offering price	Invested
Calvert Income Fund
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None*	None*

Calvert Short Duration Income Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

Calvert Long Duration Income Fund
Less than $50,000	3.75%	3.00%
$50,000 but less than $100,000	3.00%	2.25%
$100,000 but less than $250,000	2.25%	1.75%
$250,000 but less than $500,000	1.75%	1.25%
$500,000 but less than $1,000,000	1.00%	0.80%
$1,000,000 and over	None**	None**
[To Be Determined]

6           This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

*           Purchases of  Class A shares at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one year CDSC of 0.80%. (See the "Calculation of Contingent Deferred Sales Charge").

**Purchases of  Class A shares at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one year CDSC of 0.50%. (See the "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 4 years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold the shares the less you will have to pay in deferred sales charges.

Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 5 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

-           Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.7

-           Minimum required distributions from retirement plan accounts for shareholders 701/2 and older.8

-           The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-           Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees.

-           A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption.  This systematic withdraw plan requires a minimum account balance of $50,000 to be established.

7           “Disability” means a total disability as evidenced by a determination by the federal Social Security Administration.

8           The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than four years.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by the Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular class.

Maximum Payable Under Plan / Amount Actually Paid

Calvert Income Fund
Class A: 0.50% / 0.25%	Class B: 1.00% / 1.00%	Class C: 1.00% / 1.00%

Calvert Short Duration Income Fund
Class A: 0.50% / 0.25%		Class C: 1.00% / 1.00%

Calvert Long Duration Income Fund
Class A: 0.50% / N/A	Class B: 1.00% / N/A	Class C: 1.00% / N/A

Next Step -- Account Application

Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

Please make your check payable to the Fund and mail it to:

New Accounts:	Subsequent Investments:
(include application)	(include investment slip)
Calvert	Calvert
PO Box 219544	PO Box 219739
Kansas City, MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail:	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity.  The Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important -- How Shares are Priced

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees believes accurately reflects fair value. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET) and at such other times as may be necessary or appropriate. Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans’ Day, when the NYSE is open and each Fund is open but federal wires and checks cannot be received because the banks and post offices are closed.

The Funds may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order. All of your purchases must be made in U.S. dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit http://www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (e.g., Columbus Day and Veteran’s Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment.  Accordingly, Calvert has adopted policies and procedures in an effort to detect and prevent market timing in its Funds.  Market timing typically involves frequent, short-term trading of  Fund shares, that, in Calvert’s opinion, may have a disruptive effect on the management of the Fund, drive up transaction costs for the Fund, and/or otherwise adversely affect the Fund and its shareholders.   In addition to the right of each Fund to impose redemption fees on short-term trading, Calvert may reject any purchase or exchange request we believe to be market timing.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash, by check or by Calvert Money Controller. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the transfer agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans’ Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone -- call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, name of the Fund, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in “Good Order”

All redemption requests must be received by the transfer agent in “good order.” This means that your request must include:

-           The Fund name and account number.

-           The amount of the transaction (in dollars or shares).

-           Signatures of all owners exactly as registered on the account (for mail requests).

-           Signature guarantees (if required).*

-           Any supporting legal documentation that may be required.

-           Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

Each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund.

The redemption fee will be waived in the following circumstances:

-           Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.6

-           Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

-           The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-           Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees/Directors.

-           Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

6           “Disability” means a total disability as evidenced by a determination by the federal Social Security Administration.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years. The Fund’s fiscal year end is September 30. Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited for 2002 and 2003 by KPMG LLP. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. The information for periods presented prior to September 30, 2002 has been audited by other auditors.

Income Fund

Financial Highlights

	Years Ended
	September 30,	September 30,
Class A Shares	2003	2002
Net asset value, beginning	$16.14	$17.48
Income from investment operations
Net investment income	.79	1.03
Net realized and unrealized gain (loss)	1.48	(.71)
Total from investment operations	2.27	.32
Distributions from
Net investment income	(.78)	(1.04)
Net realized gain	(.10)	(.62)
Total distributions	(.88)	(1.66)
Total increase (decrease) in net asset value	1.39	(1.34)
Net asset value, ending	$17.53	$16.14

Total return*	14.51%	1.93%
Ratios to average net assets:
Net investment income	4.69%	6.21%
Total expenses	1.21%	1.12%
Expenses before offsets	1.21%	1.12%
Net expenses	1.21%	1.11%
Portfolio turnover	1,046%	1,540%
Net assets, ending (in thousands)	$1,673,699	$1,490,514

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2001	2000	1999
Net asset value, beginning	$16.66	$17.08	$17.17
Income from investment operations
Net investment income	1.14	1.15	.99
Net realized and unrealized gain (loss)	.98	(.16)	.74
Total from investment operations	2.12	.99	1.73
Distributions from
Net investment income	(1.14)		(.99)
In excess of net realized gain	--	(1.16)	--
Net realized gain	(.16)	(.25)	(.83)
Total distributions	(1.30)	(1.41)	(1.82)
Total increase (decrease) in net asset value	.82	(.42)	(.09)
Net asset value, ending	$17.48	$16.66	$17.08

Total return*	13.31%	6.11%	10.68%
Ratios to average net assets:
Net investment income	6.66%	7.47%	6.01%
Total expenses	1.10%	1.20%	1.32%
Expenses before offsets	1.10%	1.20%	1.32%
Net expenses	1.08%	1.17%	1.23%
Portfolio turnover	2,645%	3,264%	3,454%
Net assets, ending (in thousands)	$945,671	$442,709	$91,764

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2003	2002	2001
Net asset value, beginning	$16.13	$17.47	$16.66
Income from investment operations
Net investment income	.66	.89	1.00
Net realized and unrealized gain (loss)	1.48	(.71)	.98
Total from investment operations	2.14	.18	1.98
Distributions from
Net investment income	(.65)	(.90)	(1.01)
Net realized gain	(.10)	(.62)	(.16)
Total distributions	(.75)	(1.52)	(1.17)
Total increase (decrease) in net asset value	1.39	(1.34)	.81
Net asset value, ending	$17.52	$16.13	$17.47

Total return*	13.67%	1.14%	12.38%
Ratios to average net assets:
Net investment income	3.94%	5.42%	5.74%
Total expenses	1.94%	1.94%	1.93%
Expenses before offsets	1.94%	1.94%	1.93%
Net expenses	1.94%	1.93%	1.91%
Portfolio turnover	1,046%	1,540%	2,645%
Net assets, ending (in thousands)	$369,355	$321,562	$144,580

	Periods Ended
	September 30,	September 30,
Class B Shares	2000	1999**
Net asset value, beginning	$17.06	$17.02
Income from investment operations
Net investment income	.97	.13
Net realized and unrealized gain (loss)	(.17)	.05
Total from investment operations	.80	.18
Distributions from
Net investment income	(.95)	(.14)
Net realized gain	(.25)	--
Total distributions	(1.20)	(.14)
Total increase (decrease) in net asset value	(.40)	.04
Net asset value, ending	$16.66	$17.06

Total return*	4.95%	1.06%
Ratios to average net assets:
Net investment income	6.75%	5.00% (a)
Total expenses	2.15%	3.74% (a)
Expenses before offsets	2.15%	2.98% (a)
Net expenses	2.12%	2.91% (a)
Portfolio turnover	3,264%	3,454%
Net assets, ending (in thousands)	$31,646	$1,231

	Years Ended
	September 30,	September 30,
Class C Shares	2003	2002
Net asset value, beginning	$16.13	$17.47
Income from investment operations
Net investment income	.67	.89
Net realized and unrealized gain (loss)	1.48	(.71)
Total from investment operations	2.15	.18
Distributions from
Net investment income	(.66)	(.90)
Net realized gain	(.10)	(.62)
Total distributions	(.76)	(1.52)
Total increase (decrease) in net asset value	1.39	(1.34)
Net asset value, ending	$17.52	$16.13

Total return*	13.72%	1.09%
Ratios to average net assets:
Net investment income	3.98%	5.40%
Total expenses	1.89%	1.97%
Expenses before offsets	1.89%	1.97%
Net expenses	1.88%	1.96%
Portfolio turnover	1,046%	1,540%
Net assets, ending (in thousands)	$194,686	$159,007

	Periods Ended
	September 30,	September 30,
Class C Shares	2001	2000***
Net asset value, beginning	$16.67	$16.59
Income from investment operations
Net investment income	.98	.15
Net realized and unrealized gain (loss)	.95	.11
Total from investment operations	1.93	.26
Distributions from
Net investment income	(.97)	(.18)
Net realized gain	(.16)	--
Total distributions	(1.13)	(.18)
Total increase (decrease) in net asset value	.80	.08
Net asset value, ending	$17.47	$16.67

Total return*	12.09%	1.58%
Ratios to average net assets:
Net investment income	5.32%	7.42% (a)
Total expenses	2.09%	2.16% (a)
Expenses before offsets	2.09%	2.16% (a)
Net expenses	2.06%	2.13% (a)
Portfolio turnover	2,645%	3,264%
Net assets, ending (in thousands)	$38,185	$1,179

Short Duration Income Fund

Financial Highlights

	Periods Ended
	September 30,	September 30,
Class A Shares	2003	2002 #
Net asset value, beginning	$15.96	$15.00
Income from investment operations
Net investment income	.39	.39
Net realized and unrealized gain	1.00	.98
Total from investment operations	1.39	1.37
Distributions from:
From net investment income	(.39)	(.41)
Net realized gain	(.38)	--
Total distributions	(.77)	(.41)
Total increase (decrease) in net asset value	.62	.96
Net asset value, ending	$16.58	$15.96

Total return*	9.04%	9.21%
Ratios to average net assets:
Net investment income	2.43%	3.96% (a)
Total expenses	1.27%	1.64% (a)
Expenses before offsets	1.07%	.99% (a)
Net expenses	1.06%	.98% (a)
Portfolio turnover	2,078%	1,777%
Net assets, ending (in thousands)	$92,600	$32,821

Year Ended
September 30,
Class C Shares	2003###
Net asset value, beginning	$15.96
Income from investment operations
Net investment income	.25
Net realized and unrealized gain	.96
Total from investment operations	1.21
Distributions from:
From net investment income	(.25)
Net realized gain	(.38)
Total distributions	(.63)
Total increase (decrease) in net asset value	.58
Net asset value, ending	$16.54

Total return*	7.81%
Ratios to average net assets:
Net investment income	1.32%
Total expenses	2.14%
Expenses before offsets	2.14%
Net expenses	2.12%
Portfolio turnover	2,078%
Net assets, ending (in thousands)	$14,283

(a)        Annualized

*           Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**          From August 1, 1999, inception.

***        From August 1, 2000, inception.

#          From January 31, 2002, inception.

###       From October 1, 2002, inception.

See notes to financial statements.

EXHIBIT A

Reduced Sales Charges (Class A Only)

You may qualify for a reduced sales charge (sales load breakpoints / discount) through several purchase plans available.  You must notify the Fund at the time of purchase in order to take advantage of the reduced sales charge.  In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. Information regarding sales load breakpoints / discounts is available on Calvert’s website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

Class A sales charge breakpoints are calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group10 upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to  receipt of such written communication and confirmation by Calvert. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan  if at the time of purchase  the owner of the account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by Calvert on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Fund of the Calvert Funds sold to: (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) purchases made through a Registered Investment Advisor; (iv) trust departments of banks or savings institutions for trust clients of such bank or institution, and (v) purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases Made with Redemption Proceeds from Another “Load” Mutual Fund

If you purchase shares of a Fund directly from Calvert, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of the Calvert Fund.  At the time the order for the purchase is placed, you must inform Calvert and provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.

If you purchase shares of a Fund through a broker/dealer, Calvert Distributors, Inc. may waive the front-end sales charge for investors who purchase Class A shares of a Fund with the proceeds from a redemption of a non-Calvert mutual fund on which a sales charge or CDSC was paid if such redemption is made within 60 days of the purchase of the Calvert Fund and if the selling broker/dealer has an agreement with Calvert Distributors, Inc. to that effect.  Your broker must inform Calvert at the time the order for the purchase is placed, or within 30 days thereafter, and must be able to provide a copy of your prior account statement or confirmation from the other fund showing the redemption transaction.  This provision may be terminated at any time by Calvert Distributors, Inc. or the Funds without notice.

Purchases Made at NAV

If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. In order to take advantage of this one-time privilege, you must notify the Fund or your broker at the time of the repurchase. The Funds reserve the right to modify or eliminate this privilege.

10 A “family group” includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law including trusts and estates on which such persons are signees.

A "qualified group" is one which:

            1. has been in existence for more than six months, and

            2. has a purpose other than acquiring shares at a discount, and

            3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

EXHIBIT B

Service Fees and Arrangements with Dealers

CDI, each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C) when you purchase shares of the Funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees

Calvert Income Fund
Class A*	Class B**	Class C***
3.00% / 0.25%	3.00% / 0.25%	1.00%/1.00%

Calvert Short Duration Income Fund
Class A*		Class C***
2.25% / 0.25%		1.00%/1.00%

Calvert Long Duration Income Fund
Class A*	Class B**	Class C***
2.25% / 0.25%	2.25% / 0.25%	1.00%/1.00%

*           Class A service fee begins to accrue in 1st month after purchase

**         Class B service fee begins to accrue in 13th month.

***        Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1%. Begins to accrue in 13th month.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more.

Calvert Income Fund

Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund and Calvert Long Duration Income Fund

Where paid, the finder’s fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% on $2 to $3 million, 0.25% on $3 to $50 million, 0.125% on $50 to $100 million and 0.075% over $100 million.

If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finders fee has been paid are subject to a one-year CDSC of 0.80% (0.50% for Calvert Short Duration Income Fund). All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Funds at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3416


THE CALVERT FUND

Calvert Income Fund

Calvert Short Duration Income Fund

Calvert Long Duration Income Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2004

Revised _____________, 2004

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

            This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Funds' Prospectus dated January 31, 2004, revised _____________, 2004. Each Fund's audited financial statements included in the most recent Report to Shareholders are expressly incorporated by reference and made a part of this SAI. The prospectus and the most recent shareholder reports may be obtained free of charge by writing the Funds at the above address, or calling the Funds, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	9
Dividends, Distributions, and Taxes	10
Net Asset Value	11
Calculation of Yield and Total Return	12
Purchase and Redemption of Shares	14
Trustees and Officers	14
Investment Advisor	19
Administrative Services Agent	19
Method of Distribution	20
Transfer and Shareholder Servicing Agents	22
Portfolio Transactions	23
Personal Securities Transactions	23
Proxy Voting Disclosure	24
Independent Auditors and Custodians	24
General Information	24
Control Persons and Principal Holders of Securities	24
Fund Service Providers	27
Appendix A -- Proxy Voting Guidelines
Appendix B -- Letter of Intent
Appendix C -- Corporate Bond & Commercial Paper Ratings

INVESTMENT POLICIES AND RISKS

Issuer Non-Diversification Risk

            The Funds are non-diversified and may focus their investments on a small number of issuers.  Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified".  Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified Fund might be.  Some of those issuers might also present substantial credit, interest rate or other risks.

Foreign Securities

            Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

            Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

            United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors.

            Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

            The Funds may enter into forward foreign currency contracts for two reasons. First, the Funds may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Funds may be able to protect against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

            Second, when the advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Funds enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the respective Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Funds do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

International Money Market Instruments

            Each Fund may, in pursuit of its investment objective, invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. Such obligations are not insured by the Federal Deposit Insurance Corporation. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Funds may be subject to the risks associated with the holding of such property overseas.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements

            The Funds may, in pursuit of their investment objectives, purchase debt securities subject to repurchase agreements. Repurchase agreements are transactions in which a person purchases a security and simultaneously commits to resell that security to the seller at a mutually agreed upon time and price. The seller's obligation is secured by the underlying security. The repurchase price reflects the initial purchase price plus an agreed upon market rate of interest. While an underlying security may bear a maturity in excess of one year, the term of the repurchase agreement is always less than one year. Repurchase agreements not terminable within seven days are considered illiquid. Repurchase agreements are short-term money market investments, designed to generate current income.

            The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the advisor under the direction and supervision of the Funds' Board of Trustees. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

            The Funds may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities to a bank or securities dealer and agree to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Funds invest the proceeds from each reverse repurchase agreement in obligations in which they are authorized to invest. The Funds intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Funds invest the proceeds is expected to exceed the amount the Funds will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

            During the time a reverse repurchase agreement is outstanding, the Funds will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Funds will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

            The Funds' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Funds may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the advisor believes present minimal credit risks under guidelines adopted by the Funds' Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Funds to post additional collateral.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds").  These securities have moderate to poor protection of principal and interest payments and have speculative characteristics.  (See Appendix C for a description of the ratings.)  The Funds consider a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

            The quality limitation set forth in each Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

The Funds can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Funds can use these practices either as substitution or as protection against an adverse move in the Funds to adjust the risk and return characteristics of the Funds. If the advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

            Covered Options. The Funds may, in pursuit of investment objectives, engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Funds continue to own the securities covering each call option until the call option has been exercised or until the Funds have purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Funds does not exceed 35% of the market value of the Funds' respective net assets. The Funds may also write secured put options against U.S. Government-backed obligations and uses a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Funds will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

            The Funds will not engage in options or futures transactions unless it receives appropriate regulatory approvals permitting the Funds to engage in such transactions. The Funds observe the following operating policy, which may be changed without the approval of a majority of the outstanding shares: Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the respective Fund's net asset value. (See non-fundamental investment restriction number 2.)

            Covered Options on Debt Securities. The Funds may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. The Funds will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

            The Funds may write only "covered options." This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Funds will, through the custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.

            Characteristics of Covered Options. When a Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.

            When a Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

            The Funds may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

            The Funds' turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

            Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium received by a Fund when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale. To preserve the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, it is the Fund's policy to limit any gains on put or call options and other securities held less than three months to less than 30% of the Fund's annual gross income.

            Risks Related to Options Transactions. A Fund can close out its positions in exchange traded options only on an exchange, which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent a Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, a Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

            The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

            Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in a Fund's portfolio. The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

            Futures contracts have been designed by boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contract markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

            The purchase and sale of futures contracts is for the purpose of hedging a Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA Certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in a Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if a Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk it might be possible to accomplish the same result easily and quickly.

            Options on Futures Contracts. The Funds may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract--a long position if the option is a call and a short position if the option is a put--at a specified exercise price at any time during the period of the option. The Funds will pay a premium for such options which it purchases. In connection with such options which it writes, the Funds will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

            Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect a Fund's portfolio of debt securities against the risk of declining prices.

            Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Funds are not fully invested.

            Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Funds' holdings of debt securities.

            Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

            Risks of Options and Futures Contracts. If the Funds have sold futures or taken options positions to hedge their portfolio against decline in the market and the market later advances, the Funds may suffer a loss on the futures contracts or options which would not have been experienced had they not hedged. The success of a hedging strategy depends on the advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged.

            A Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Funds intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Funds from closing a futures position, which could require the Funds to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.

            Options on futures transactions bear several risks apart from those inherent in options transactions generally. A Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Swap Agreements

            The Funds may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Funds will only enter in swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the advisor.

            The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the advisor is incorrect in its forecasts of market variables, the investment performance of a Fund may be less favorable than it would have been if this investment technique were not used.

Lending Portfolio Securities

The Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Funds must be able to terminate such loans upon notice at any time. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

            Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the advisor deems creditworthy and only on terms the advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Funds will recognize any gain or loss in the market value of the securities during the loan period. The Funds may pay reasonable custodial fees in connection with the loan.

Collateralized Mortgage Obligations

            The Funds may, in pursuit of investment objectives, invest in collateralized mortgage obligations. Collateralized mortgage obligations ("CMOs") are fully collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMOs. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool or mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.

            FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

U.S. Government-Sponsored Obligations

            The Funds may, in pursuit of investment objectives, invest in Fannie Maes, Freddie Macs and other U.S. Government-sponsored obligations.

            Fannie Maes and Freddie Macs.  Fannie Maes and Freddie Macs are issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), respectively. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Government-Backed Obligations

            The Funds may, in pursuit of investment objectives, invest in Ginnie Maes, U.S. Treasury obligations, and other U.S. Government-backed obligations.

            Ginnie Maes. Ginnie Maes, issued by the Government National Federal National Mortgage Association, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

            U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

            Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Real Estate Investment Trusts.

       The Funds may each invest in investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhood; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption for the 1940 Act.  If an issuer of debt securities collateralized by real estates defaults, REITs could end up holding the underlying real estate.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

            Each Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of each Fund.

(1) The Funds may not make any investment inconsistent with their classification as nondiversified investment companies under the 1940 Act.

(2) The Funds may not concentrate investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Funds may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage, or hypothecate its assets.

(4) The Funds may not underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters.

(5) The Funds may not invest directly in commodities or real estate, although they may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Funds may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) The Funds may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Funds' investment objective, policies, and restrictions shall not constitute the making of a loan.  For purposes of this investment restriction, the Funds consider a “loan” to be a “loan of money.”

Nonfundamental Investment Restrictions

            The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Funds' Board of Trustees at any time without a shareholder vote.

(1) The Funds do not intend to make any purchases of securities if borrowing exceeds 15% of total assets.

(2) The Funds may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

(3) The Funds may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information, as each may from time to time be amended.

(4) The Funds may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of the Fund's portfolio. Such short sales shall be "covered" with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(5) The Funds may not purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

(6) The Funds may not invest more than 30% of net assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(7) The Funds may not purchase illiquid securities if, as a result, more than 15% of net assets would be invested in such securities.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

            The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason either Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of September 30, 2003, neither the Calvert Income Fund nor the Calvert Short Duration Income Fund had tax-loss carryforwards.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) a Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

            In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

            Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

            Many states do not tax the portion of the Fund's dividends that is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

            Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out in cash, or invested at net asset value in another Calvert Fund.

            Distributions from realized net short-term capital gains, as well as dividends from net investment income, are currently taxable to shareholders as ordinary income.

            Net long-term capital gains distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long-term or short-term depends on the period the securities are held by a Fund, not the period for which the shareholder holds shares of a Fund.

            Dividends and distributions are taxable regardless of whether they are reinvested in additional shares of a Fund or not. A shareholder may also be subject to state and local taxes on dividends and distributions from the Funds. The Funds will notify shareholders each January as to the federal tax status of dividends and distributions paid by the Funds and the amount of dividends withheld, if any, during the previous fiscal year.

NET ASSET VALUE

            The public offering price of the shares of each Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge.) The net asset value fluctuates based on the market value of each Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m., Eastern time), and at such other times as may be necessary or appropriate. The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

            Each Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. Portfolio securities are valued as follows: (a) securities for which market quotations are readily available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Unlisted securities and listed securities for which a market quotation is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker.  Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.  Short-term notes are stated at amortized cost, which approximates fair value; (b) other securities  for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

            Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2003

Calvert Income Fund		Calvert Short Duration Income Fund
Class A net asset value per share		Class A net asset value per share
($1,673,698,789 / 95,463,998 shares)	$17.53	($92,600,017 /5,583,406 shares)	$16.58
Maximum sales charge, Class A		Maximum sales charge, Class A
(3.75% of offering price for Income Fund, 2.75% for Short Duration Income Fund)	$.68	(3.75% of offering price for Income Fund, 2.75% for Short Duration Income Fund)	$.47
Offering price per share, Class A	$18.21	Offering price per share, Class A	$17.05

Class B net asset value and offering price per share		Class B net asset value and offering price per share
($369,355,488 / 21,079,655 shares)	$17.52		N/A

Class C net asset value and offering price per share		Class C net asset value and offering price per share
($194,686,428 / 11,110,171 shares)	$17.52	($14,282,753 / 863,469 shares)	$16.54

Class I net asset value and offering price per share		Class I net asset value and offering price per share
($59,842,161 / 3,129,116 shares)	$17.53	($27,188,183 / 1,637,123 shares)	$16.61

CALCULATION OF YIELD AND TOTAL RETURN

YIELD

            From time to time, each Fund may advertise its "yield". Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Each Fund's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 -- 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Calvert Income Fund's yield for the month ended September 30, 2003, was 3.93%, 3.35%, 3.41%, and 4.71% for Class A, B, C and I shares, respectively, and the Calvert Short Duration Income Fund's yield for the month ended September 30, 2003, was 2.53%, and 1.53% and 3.04% for Class A, C and I shares, respectively.

            Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Fund's performance in meeting its investment objective.

TOTAL RETURN

            The Funds may also advertise "total return." Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

            Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

            Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the maximum sales charge ("return with maximum load"), except quotations of return "without maximum load," or "NAV" (or "without CDSC") which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

            Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD   = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

            Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

            In the tables below, after-tax returns are shown only for Class A shares. Returns for the Funds' shares for the periods indicated are as follows:

Calvert Income Fund

Before Taxes

Periods Ended	Class A		Class B		Class C		Class I
September 30, 2003	Total Return		Total Return		Total Return		Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
One Year	10.21%	14.51%	9.67%	13.67%	12.72%	13.72%	15.31%
Five Years	8.38%	9.22%	N/A	N/A	N/A	N/A	N/A
Ten Years	7.33%	7.74%	N/A	N/A	N/A	N/A	N/A
Since Inception*	9.62%	9.82%	7.84%	7.84%	8.90%	8.90%	9.46%

After Taxes on Distributions		After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A	Periods Ended	Class A
September 30, 2003	Total Return	September 30, 2003	Total Return
	With		With
	Maximum Load		Maximum Load
One Year	8.10%	One Year	6.45%
Five Years	4.91%	Five Years	4.92%
Ten Years	4.08%	Ten Years	4.14%

*     October 12, 1982 for Class A

      August 1, 1999 for Class B

      August 1, 2000 for Class C

      March 1, 1999 for Class I

Calvert Short Duration Income Fund

Before Taxes

Periods Ended	Class A		Class C		Class I
September 30, 2003	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		Maximum Load
One Year	6.11%	9.11%	6.81%	7.81%	9.53%
Since Inception*	9.27%	11.09%	7.81%	7.81%	10.17%

After Taxes on Distributions		After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A	Periods Ended	Class A
September 30, 2003	Total Return	September 30, 2003	Total Return
	With		With
	Maximum Load		Maximum Load
One Year	4.22%	One Year	3.79%
Since Inception*	7.44%	Since Inception*	6.75%

*	January 31, 2002 for Class A
October 1, 2002 for Class C
February 27, 2002 for Class I

PURCHASE AND REDEMPTION OF SHARES

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order.  The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

Each Fund has filed a notice of election under Rule 18f-1 with the Commission.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

             See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

            The Board of Trustees supervises the Funds' activities and reviews its contracts with companies that provide it with services.

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

Independent Trustees

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President and CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	18

FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	28

DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12

PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12

JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	20	Ariel Funds Calvert Foundation Calvert Ventures, LLC

M. CHARITO KRUVANT

DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	Acacia Federal Savings Bank

ARTHUR J. PUGH

DOB: 09/24/37	Trustee	1982	Retired executive.	28	Acacia Federal Savings Bank

Interested Trustees

BARBARA J. KRUMSIEK* DOB: 08/09/52

Trustee & President		1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek served as a Managing Director of Alliance Fund Distributors, Inc.	37	Calvert Foundation

DAVID R. ROCHAT*

DOB: 10/07/37	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.

D. Wayne Silby, Esq.*

DOB: 07/20/48

	Trustee	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a private investment company.	21	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA

Officers

SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002

Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates.  Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Fund's Advisor.  Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009.  Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares.

            The Board of Trustees has four standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities.  The Disinterested Trustees (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee.  The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services.  In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control.  Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. The Investment Policy and Governance Committees each met four times during the past fiscal year and the Audit Committee met four times during the past fiscal year.   The Community Investment Committee was created to oversee investments in the Calvert Social Investment Foundation. Mr. Baird is the Fund's representative to the Community Investment Committee of Calvert's Social Investment Foundation.  The Community Investment Committee met three times during the past fiscal year.

            The Trustees owned shares in the Funds and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2003:

Calvert Income Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	$10,000-$50,000	>$100,000
Frank H. Blatz, Jr.	>$100,000	>$100,000
Douglas E. Feldman	none	$50,000-$100,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	$50,000-$100,000	>$100,000
M. Charito Kruvant	$10,000-$50,000	>$100,000
Arthur J. Pugh	$50,000-$100,000	>$100,000
Interested Trustees
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

Calvert Short Duration Income Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	$10,000-$50,000	>$100,000
Douglas E. Feldman	none	$50,000-$100,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
M. Charito Kruvant	none	>$100,000
Arthur J. Pugh	$10,000-$50,000	>$100,000

Interested Trustees

D. Wayne Silby	$10,000-$50,000	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

            Trustees of the Funds not affiliated with the Funds' advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Deferred Compensation Plan.  Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the respective Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

Fiscal Year 2003 (unaudited numbers)

Name of Trustee	Aggregate Compensation from Registrant for Service as Trustee (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation) Accrued as part of Registrant Expenses*	Total Compensation from Registrant and Fund Complex paid to Trustee for services as Trustee**

Independent Trustees
Richard L. Baird, Jr.	$17,512	$0	$53,375
Frank H. Blatz, Jr.	$17,512	$17,512	$60,875
Douglas E. Feldman	$16,660	$0	$44,125
Peter W. Gavian	$17,512	$0	$46,375
John G. Guffey, Jr.	$17,512	$11,203	$73,590
M. Charito Kruvant	$17,512	$10,507	$60,844
Arthur J. Pugh	$17,512	$0	$60,875

Interested Trustees

Barbara J. Krumsiek	$0	$0	$0
David R. Rochat	$0	$0	$0
D. Wayne Silby	$17,683	$10,678	$87,305

*Messrs. Blatz, Gavian, Pugh, Guffey, Silby, and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2003, total deferred compensation, including dividends and capital appreciation, was $1,133,534.62;  $196,528.04; $280,343.26; $147,339.92; $90,624.02; and $172,953.23 for each of them, respectively.

**For the fiscal year ended September 30, 2003, the Fund Complex consists of ten (10) registered investment companies.

INVESTMENT ADVISOR

            The Funds' Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company.

The Investment Advisory Agreement between The Calvert Fund and the Advisor will remain in effect until January 3, 2005, and from year to year thereafter, provided continuance is approved at least annually by vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Investment Advisory Agreement or interested persons of parties to the Investment Advisory Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.

            Under the Investment Advisory Agreement, the Advisor provides investment advice to The Calvert Fund and oversees the day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.40% of the average daily net assets of the Calvert Income Fund, 0.35% average daily net assets of the Calvert Short Duration Income Fund and ___% of the average daily net assets of the Calvert Long Duration Income Fund.

            The Advisor provides the Fund with investment advice and research, office space, furnishes executive and other personnel to the Fund, pays the salaries and fees of all trustees who are affiliated persons of the Advisor, and pays all Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other operating expenses, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

            For the fiscal years ended September 30, 2001, 2002 and 2003, the Calvert Income Fund paid advisory fees of $2,894,809, $6,489,780 and $8,464,759, respectively. From inception, January 31, 2002, through September 30, 2002, the Calvert Short Duration Income Fund paid advisory fees of $60,190. For the fiscal year ended September 30, 2003, the Calvert Short Duration Income Fund paid advisory fees of $317,269. Investment advisory fees are allocated as a portfolio-level expense based on net assets.

            In evaluating the Investment Advisory Agreements, the Board of Trustees received and considered on a Fund-by-Fund basis a variety of information relating to the Funds.  The disinterested Trustees reviewed a written report prepared by the Advisor regarding various services provided by the Advisor and a separate report prepared by an independent third party, which provided a statistical analysis comparing each Fund's investment performance, expenses, and fees to comparable mutual funds.  The disinterested Trustees were advised by independent legal counsel with respect to their deliberations.

In reapproving the Investment Advisory Agreements, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Advisor; the Advisor's personnel and operations; the Advisor's financial condition; the level and method of computing each Fund's advisory fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution" and use of "soft" dollars to pay for research and other services; the direct and indirect benefits, if any, derived by the Advisor from the relationship with the Funds; the effect of each Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's policies and procedures regarding the prevention of market timing and late trading; and any possible conflicts of interest.  In reviewing the overall profitability of the advisory fee to the Funds' Advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

In reapproving the Investment Advisory Agreements, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as controlling.

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Funds to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative services fee payable monthly (as a percentage of net assets) of 0.30% for Class A, B and C and 0.10% for Class I of each Fund, as applicable.

The administrative services fees paid to CASC by the Calvert Income Fund for the fiscal years ended September 30, 2001, 2002, and 2003 were $2,146,719; $4,817,333; and $6,285,469, respectively. From inception, January 31, 2002, through September 30, 2002, the Calvert Short Duration Income Fund paid administrative services fees of $34,745. For the fiscal year ended September 30, 2003, the Calvert Short Duration Income Fund paid $226,502 for administrative services fees. Administrative services fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

            Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Funds. Under the terms of its underwriting agreement with each Fund, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

            Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution of shares. For the Calvert Long Duration Income Fund, such expenses may not exceed, on an annual basis, 0.50%, 1.00%, and 1.00% of the average daily net assets of the Calvert Income Fund's Class A, B and C shares, respectively.] For the Calvert Short Duration Income Fund such expenses may not exceed, on an annual basis, 0.50% and 1.00% of the average daily net assets of the Fund's Class A and C shares, respectively. For the Calvert Long Duration Income Fund, such expenses may not exceed, on an annual basis, 0.50%, 1.00%, and 1.00% of the average daily net assets of the Calvert Long Duration Income Fund's Class A, B, and C shares, respectively.  The Class A Distribution Plan reimburses CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.

            The Funds' Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Funds (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Funds is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

            The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Portfolio of the Funds. If a Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Portfolio requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

            As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Distribution Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund share or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.   As of December 31, 2003, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms:  American Express, Thrivent Financial for Lutherans, Raymond James, Ameritas Investment Corp., Washington Mutual, CUSO, US Bancorp, and Marshall & Isley.  The Advisor, CDI, and/or their affiliates do not use any directed brokerage of Fund portfolio trading commissions to compensate brokers for the sale of Fund shares.

Each Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of each Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of the Funds' respective Classes. These fees are paid pursuant to each Fund's Distribution Plan. Total Distribution Plan Expenses paid to CDI by the Calvert Income Fund for the fiscal year ended September 30, 2003 were $3,880,514 for Class A,  $3,479,942 for Class B, and $1,804,631 for Class C. For the fiscal year ended September 30, 2003, the Calvert  Income Fund's Distribution Plan expenses for each class were spent for the following purposes:

Calvert Income Fund	Class A	Class B	Class C
Compensation to broker-dealers	$3,149,123	$1,045,032	$558,114
Compensation to sales personnel	$708,413	$0	$0
Advertising	$21,769	$0	$0
Printing and mailing of prospectuses
To other than current shareholders	$1,209	$0	$0
Compensation to underwriters	$0	$2,434,910	$1,246,517
Interest, financing charges	$0	$0	$0
Other	$0	$0	$0

            Total Distribution Plan Expenses paid to CDI by the Calvert Short Duration Income Fund from inception, January 31, 2002 through September 30, 2002 were $21,935 for Class A.  Total Distribution Plan Expenses paid to CDI by the Calvert Short Duration Income Fund for the fiscal year ended September 30, 2003 were $153,642 for Class A and $64,703 for Class C.  For the fiscal year ended September 30, 2003, the Calvert Short Duration Income Fund's Distribution Plan expenses were spent for the following purposes:

Calvert Short Duration Income Fund	Class A	Class C
Compensation to broker-dealers	$152,520	$8,070
Compensation to sales personnel	$0	$0
Advertising	$772	$0
Printing and mailing of prospectuses
To other than current shareholders	$350	$0
Compensation to underwriters	$0	$56,633
Interest, financing charges	$0	$0
Other	$0	$0

Dealer Reallowance (Class A)

Shares are offered at net asset value plus a front-end sales charge as follows:

Calvert Income Fund

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

Calvert Short Duration Income Fund

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.0%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

Calvert Long Duration Income Fund

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.0%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%*

* Purchases of Class A shares in the Short Duration Income Fund and the Calvert Long Duration Income Fund at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a CDSC of 0.50%. (See the "Calculation of Contingent Deferred Sales Charge in the Prospectus). Purchases of Class A shares in the Income Fund at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a CDSC of 0.80%. (See the "Calculation of Contingent Deferred Sales Charge in the Prospectus).

            CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CDI (i.e., not reallowed to dealers) for the last three fiscal years is:

Calvert Income Fund

Fiscal Year

2001

2002

2003

Class A	Gross	Net	Gross	Net	Gross	Net
	$776,591	$412,867	$1,382,747	$654,668	$558,870	$423,368
Class B	Gross		Gross		Gross
	$0		$0		$0
Class C	Gross		Gross		Gross
	$6,738		$47,491		$131,125

Calvert Short Duration Income Fund

Fiscal Year

2002

2003

Class A	Gross	Net	Gross	Net
	$60,243	$33,811	$123,548	$67,797
Class C	Gross		Gross
	N/A		$8,349

            Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (i.e., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

            Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

            Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert and Acacia, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

            For these services, BFDS and CSSI receive a fee based on the number of shareholder accounts and transactions. CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Funds.

PORTFOLIO TRANSACTIONS

            Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Trustees.

            Broker-dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor's obligation to accept best execution.  For the fiscal years ended September 30, 2001 and 2002, no brokerage commissions were paid by the Funds to any broker-dealer, officers or trustees of the Funds or any of their affiliates.  For the fiscal year ended September 30, 2003, the Calvert Short Duration Income Fund paid no brokerage commissions and the Calvert Income Fund paid $153,772 in total brokerage commissions due to active trading in U.S Treasury futures.

While each Fund's Advisor selects brokers primarily on the basis of best execution, in some cases the Advisor may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert Funds and managed accounts.

            For the years ended September 30, 2002 and 2003, the portfolio turnover rates of the Calvert Income Fund were 1,540% and 1,046%, respectively. The high turnover rate is due to the implementation of the Advisor's more active trading strategy.

            From inception, January 31, 2002 through September 30, 2002 the portfolio turnover rate of the Calvert Short Duration Income Fund was 1,777%.  For the fiscal year ended September 30, 2003, the portfolio turnover rate of the Calvert Short Duration Income Fund was 2,078%.  The high turnover rate is due to the implementation of the Advisor's more active trading strategy.

            For the fiscal year ended September 30, 2003, the Advisor received no soft-dollar credits in connection with fixed-price offerings for the Funds.

            For the fiscal year ended September 30, 2003, the Advisor did not allocate brokerage commissions for soft dollar research services in the Funds.

PERSONAL SECURITIES TRANSACTIONS

            The Funds, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Funds' investment personnel to invest in securities that may be purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

            Please refer to Appendix A of this Statement of Additional Information for the Proxy Voting Guidelines of the Calvert Funds.  This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Funds' Investment Advisor, principal underwriter, or an affiliated person of the Fund, its Investment Advisor, or principal underwriter.

INDEPENDENT AUDITORS AND CUSTODIANS

            KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, served as independent auditors for the Funds for fiscal years 2002 and 2003. For fiscal years prior to 2002, the Funds used other auditors. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Funds' investments. M&T Bank, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

            The Calvert Fund (the "Trust"), an open-end registered investment company, was organized as a Massachusetts business trust on March 15, 1982. The Calvert Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

            Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Calvert Income Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. The Calvert Short Duration Fund offers three separate classes of shares: Class A, Class C, and Class I. The Calvert Long Duration Income Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 31, 2003, the following shareholders owned of record 5% or more of the outstanding voting securities of each class of the Funds as shown:

Name and Address

% of Ownership

Income Fund

Charles Schwab & Co. Inc.	23.59% of Class A
Reinvest Account
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S for the Sole Benefit of its Customers	14.91% of Class A
Fund Administration 975T2
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Prudential Securities Inc.	8.93% of Class A
Special Custody Account FBO
Clients PC
Attn: Mutual Funds
1 New York Plaza
New York, NY 10292-0001

MLPF&S for the Sole Benefit of its Customers	17.26% of Class B
Fund Administration 9EG73
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of its Customers	37.60% of Class C
Fund Administration 9E2F0
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Great West Life and Annuity, Agt for	29.21% of Class I
Chair for the Board of Trustees of the TN Consolidated
Retirement Systems and the Commissioner of Finance
FBO State of Tennessee 401(K) Plan
8515 E Orchard Rd #2T2
Engelwood, CO 80111-5037

First Southwest Company FBO	25.85% of Class I
City of Lincoln Nebraska
#32873541
325 N. St. Paul - Ste. 800
Dallas, TX 75201

Education Finance Resources Corp.	24.26% of Class I
c/o Linda Skewes
1676 International Dr., Ste. 501
McLean, VA 22102-4847

David V. Mastran	10.32% of Class I
109 Interpromontory Road
Great Falls, VA 22066-3218

Great West Life and Annuity, Agt for	5.87% of Class I
Chair for the Board of Trustees of the TN Consolidated
Retirement Systems and the Commissioner of Finance
FBO State of Tennessee 457 Plan
8515 E Orchard Rd #2T2
Engelwood, CO 80111-5037

Short Duration Income Fund

Charles Schwab & Co. Inc.	28.94% of Class A
Reinvest Account
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

MLPF&S for the Sole Benefit of its Customers	6.94% of Class A
Fund Administration 973U7
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

MLPF&S for the Sole Benefit of its Customers	20.02% of Class C
Fund Administration 9E2F0
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246-6484

Calvert Social Investment Foundation, Inc.	59.26% of Class I
4550 Montgomery Avenue
Bethesda, MD 20814-3304

Maximus, Inc.	25.10% of Class I
Alice Meana, Acct. Mgr.
11419 Sunset Hills Road
Reston, VA 20190-5207

Acacia Life Insurance Co.	15.64% of Class I
Attn: Ms. Tina Udell
5900 O Street
Lincoln, NE 68510-2234

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

SHAREHOLDER SERVICES

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT AUDITORS

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, MA 02110

CUSTODIAN (cash assets)

M&T Bank

25 South Charles Street

Baltimore, MD  21203

APPENDIX A

PROXY VOTING GUIDELINES

Introduction

            Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

            These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility.  The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

Long-Term Value.   Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

  Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

            As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Social Responsibility = Corporate Responsibility.

             On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate Advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

            When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund Advisor generally foresees voting all shares as described except in special circumstances where the Advisor determines that a contrary vote may be in the best interests of Fund shareholders.

            When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund Advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

            When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

            Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and SEC rules governing inclusion of specific items in corporate proxies change.  We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

            Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

CORPORATE GOVERNANCE

Board and Governance Issues

Board of Directors

            The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders.  While company boards do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

            One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

            Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

            Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

            Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography.  Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders.  Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race.  Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

            Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund Advisor will vote on a case-by-case basis on board independence and board diversity matters.

            Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

            The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

            The Fund Advisor will oppose slates of directors without at least a majority of independent directors.

            The Fund Advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the Advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

            The Fund Advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

            The Fund Advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

            The Fund Advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

            The Fund Advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

            The Fund Advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

Classified or Staggered Boards

            On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.    A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund Advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

            Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

            The Fund Advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

            The Fund Advisor will examine and vote on acase-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund Advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

            Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

            The Fund Advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund Advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

            Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund Advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

            Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

            The Fund Advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

Restrictions on Shareowners Calling Meetings

            It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

            The Fund Advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

            Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

            The Fund Advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

            Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

            The Fund Advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

            The Fund Advisor will ordinarily oppose proposals to reincorporate outside the United States if the Advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

            Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

            The Fund Advisor will examine and vote on a case-by-case basisproposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

            In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation.   This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

            The Fund Advisor will ordinarily oppose proposals to create dual classes of stock.  However, the Advisor will examine and vote on acase-by-case basis proposals to createclasses of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

            Accordingly, the Fund Advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

  Director Stock Ownership

            Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

            The Fund Advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

            The Fund Advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

            Annual election of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants.  Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

            Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).

            The Fund Advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

            The Fund Advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

            The Fund Advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the Advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Charter and By-Laws

            There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

            The Fund Advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

            The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years.  The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options.  Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options.  It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund Advisor will ordinarily support proposals requesting that companies expense stock options.

B.         Executive and Employee Compensation

            In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees.  According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050.  "The size of CEO compensation is simply out of hand."  Business Week, 04/22/02.

            The problem is not limited to CEOs.  Excessive executive compensation has become a widespread problem throughout American industry.  In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain.  The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

            Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

            Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans.  Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

            The Fund Advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

            The Fund Advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

            The Fund Advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

            During the 1990s, the use of stock options in executive compensation soared.  While the stock market was gaining, few investors complained.  Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes.  Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

            Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.   Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests.  Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

            The Fund Advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value.  Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

            The Fund Advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

            The Fund Advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

            The Fund Advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

            The Fund Advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

            The Fund Advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

            The Fund Advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

            The Fund Advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).    The Fund Advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

            The Fund Advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

            The Fund Advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund Advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

Executive Compensation Tie to Non-Financial Performance

            The Fund Advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

            Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right.    At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management.  On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund Advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

            Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts.  While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

           The Fund Advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

            The Fund Advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

            The Fund Advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.         Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

            Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

            Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

            The Fund Advisor will support proposals that consider non-financial impacts of mergers.

            The Fund Advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

            The Fund Advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

            Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

            The Fund Advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

            The Fund Advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

            Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares.  This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

            The Fund Advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

            Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund Advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

CORPORATE SOCIAL RESPONSIBILITY

A.  Sustainability Reporting

            The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy.  Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

            The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

            The Fund Advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.  Environment

            All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

            The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

            The Fund Advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund Advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles and Sustainability Reporting

            The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

            The Fund Advisor will support proposals requesting that a company become a signatory to the CERES Principles.
Climate Change/Global Warming

             The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions.  Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change.  Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund Advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund Advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund Advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.         Workplace Issues

Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

            The Fund Advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

            The Fund Advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

            The Fund Advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

            Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

            The Fund Advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

            Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

            Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

            The Fund Advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

            The Fund Advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

            The Fund Advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

            The Fund Advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

            The Fund Advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.         Product Safety and Impact

            Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

            The Fund Advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

            The Fund Advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

            Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

            The Fund Advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

            The Fund Advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

            The Fund Advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund Advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund Advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

E.         International Operations and Human Rights

            Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them.  For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland.  In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma.  In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

      The Fund Advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

      The Fund Advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

      The Fund Advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

            Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises.   Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

            The Fund Advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Bank Lending in Developing Countries

            Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations.  In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises.  As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability.  Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations.  Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners.  Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

            The Fund Advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

Mexican Maquiladora Operations

            Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund Advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund Advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

Access to Pharmaceuticals

            The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

            The Fund Advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

            The Fund Advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F.         Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

            The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened.  Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

            The Fund Advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G.         Weapons Contracting

Weapons/Military Conversion

            Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

            The Fund Advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H.         Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund Advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

            Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

            The Fund Advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

            Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans.  These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

            The Fund Advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

            The Fund Advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I.          Political Action Committees and Political Partisanship

            Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

            The Fund Advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

            The Fund Advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

            The Fund Advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.         Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's Advisor to vote in accordance with the Fund's specific social criteria.  In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III.        CONFLICT OF INTEREST POLICY

            All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

            Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment Advisor, sub-Advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

            Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Revised September 2002.

Revised June 2003.

APPENDIX B

LETTER OF INTENT

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

            By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

            I intend to invest in the shares of __________________  (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

            __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

            Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

            I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 5% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

            From the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

            If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

            Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

            I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

            The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

            The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

            In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer Name of Investor(s)

By
Authorized Signer Address

Date Signature of Investor(s)

Date Signature of Investor(s)

APPENDIX C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor's)

Bonds

AAA:  An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA:  An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

            Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC: An obligation rated CC is currently highly vulnerable to nonpayment.

            C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

            D: An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.


PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1    Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99B.2    By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5.   Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Advisory Agreement filed herewith.

99.B5.a Investment Sub-Advisory Contract (Awad Asset Management, Inc.) for New Vision Small Cap only incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B6    Distribution Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Distribution Agreement filed herewith.

99.B7    Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

99.B8.   Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

99.B9    Transfer Agency Agreement and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B9a  Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Servicing Agreement filed herewith.

99.B9.b.            Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002. Amended Schedule to Administrative Services Agreement filed herewith.

99.B10  Draft Opinion and Consent of Counsel filed herewith.

99.B11  Draft Consent of Independent Auditors to use of Report filed herewith.

99.B15  Amended Plan of Distribution for Class A, B, and C filed herewith.

99.B17.a  Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended on September 12, 1999 incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B17.b  Power of Attorney Forms signed by each Trustee incorporated by reference to Registrant's Post-Effective Amendment No. 45, dated January 30, 2003, accession number 0000701039-03-000001.

99.B18  Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B18.b  Code of Ethics for Sub-Adviser (Awad Asset Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 45, dated January 30, 2003, accession number 0000701039-03-000001.

Item 24.            Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25.            Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $10 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

                     Name of Company,

Name                 Principal Business and Address       Capacity

Barbara J. Krumsiek

                      Calvert Variable Series, Inc.        Officer

                     Calvert Municipal Fund, Inc.         and

                     Calvert World Values Fund, Inc.      Director

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                       Government Income                  and

                     Calvert Tax-Free Reserves            Trustee

                     Calvert Social Investment Fund

                     Calvert Cash Reserves

                     The Calvert Fund

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Asset Management

                        Co., Inc.                          Officer

                     Investment Advisor                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Group, Ltd.                 Officer

                     Holding Company                     and

                     4550 Montgomery Avenue              Director

                     Bethesda, Maryland 20814

                      ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent                       and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                        Officer

                     Service Company                       and

                     4550 Montgomery Avenue                Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Distributors, Inc.            Officer

                     Broker-Dealer                         and

                     4550 Montgomery Avenue                Director

                     Bethesda, Maryland 20814

                     ---------------

Ronald M. Wolfsheimer

                     First Variable Rate Fund              Officer

                       for Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                      Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                      Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     --------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Officer

                      Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                     Service Company                      and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer                        and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

David R. Rochat

                     First Variable Rate Fund             Officer

                       for Government Income              and

                     Calvert Tax-Free Reserves            Trustee

                     Calvert Cash Reserves

                      The Calvert Fund

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Municipal Fund, Inc.         Officer

                     Investment Company                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                      ---------------

                     Chelsea Securities, Inc.             Officer

                     Securities Firm                      and

                     Post Office Box 93                   Director

                     Chelsea, Vermont 05038

                     ---------------

                     Grady, Berwald & Co.                 Officer

                     Holding Company                      and

                     43A South Finley Avenue              Director

                      Basking Ridge, NJ 07920

                     ---------------

Charles T. Nason

                     Ameritas Acacia Mutual               Officer and

                       Holding Company                    Director

                     Acacia Life Insurance

                     Insurance Companies

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Financial Corporation         Officer

                      Holding Company                      and Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Federal Savings Bank          Director

                     Savings Bank

                     7600-B Leesburg Pike

                     Falls Church, Virginia 22043

                     ---------------

                     Enterprise Resources, LLC            Director

                     Business Support Services

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Realty Square, LLC            Director

                     Realty Investments

                      7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Director

                     Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Director

                     Service Company

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Director

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Director

                      Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Social Investment

                       Fund                                 Trustee

                     Investment Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     -----------------

                     The Advisors Group, Ltd.             Director

                      Broker-Dealer and

                     Investment Advisor

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

Robert-John H. Sands

                     Ameritas Acacia Mutual

                       Holding Company                    Officer

                     Acacia Life Insurance

                     Acacia National Life

                       Insurance                          Officer and

                     Insurance Company                    Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Life Insurance                Officer

                     Insurance Company

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Financial Corporation         Officer and

                     Holding Company                      Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Federal Savings Bank          Officer

                     Savings Bank

                      7600-B Leesburg Pike

                     Falls Church, Virginia 22043

                     ---------------

                     Enterprise Resources, LLC            Director

                     Business Support Services

                      7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Realty Square, LLC            Director

                     Realty Investments

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     The Advisors Group, Ltd.             Director

                     Broker-Dealer and

                     Investment Advisor

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Director

                     Holding Company

                     4550 Montgomery Avenue

                      Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Director

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management,

                       Co., Inc.                          Director

                     Investment Advisor

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Director

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

William M. Tartikoff

                     Acacia National Life

                       Insurance                          Officer

                     Insurance Company

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                        Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative              Officer

                     Services Company

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co. Inc.                           Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                      Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Director

                     Broker-Dealer                       and Officer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

Susan Walker Bender

                     Calvert Group, Ltd.                  Officer

                      Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                        Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Ivy Wafford Duke

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                      Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                       Government Income

                      Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Lancelot King

                     First Variable Rate Fund for         Officer

                       Government Income

                     Calvert Tax-Free Reserves

                      Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Mike Yuhas

                     First Variable Rate Fund              Fund

                       for Government Income               Controller

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                      ---------------

Hui Ping Ho

                     First Variable Rate Fund             Assistant

                       for Government Income              Treasurer

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                      Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Daniel K. Hayes

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

                     First Variable Rate Fund for         Officer

                       Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                      Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                      Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

John Nichols

                     Calvert Asset Management             Officer

                     Company, Inc.

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                      ------------------

Gregory Habeeb

                     Calvert Asset Management             Officer

                     Company, Inc.

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

Item 27. Principal Underwriters

(a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

(b) Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

(c) Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer

         and

         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N

         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 2nd day of April, 2004.

THE CALVERT FUND

By:

_________**__________

Barbara J. Krumsiek

President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                  Title                                          Date

__________**____________       President and Trustee                02/02/04

Barbara J. Krumsiek                   (Principal Executive Officer)

__________**____________       Principal Accounting Officer        02/02/04

Ronald M. Wolfsheimer

__________**____________       Trustee                                     02/02/04

Richard L. Baird, Jr.

__________**____________       Trustee                                     02/02/04

Frank H. Blatz, Jr., Esq.

__________**____________       Trustee                                     02/02/04

Douglas E. Feldman

__________**____________       Trustee                                     02/02/04

Peter W. Gavian

__________**____________       Trustee                                     02/02/04

John G. Guffey, Jr.

__________**____________       Trustee                                     02/02/04

M. Charito Kruvant

__________**____________       Trustee                                     02/02/04

Arthur J. Pugh

__________**____________       Trustee                                     02/02/04

David R. Rochat

__________**____________       Trustee                                     02/02/04

D. Wayne Silby

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney

/s/ Ivy Wafford Duke